UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2012

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

April 30, 2012

(unaudited)

			% of
			Members'
	Cost	Value	Capital [2]
Portfolio Funds
Absolute Return Capital Partners, L.P.	$25,000,000	$24,620,789	3.37%
AQR RT Fund, L.P.	20,831,233	21,429,472	2.94
Brevan Howard Credit Catalysts Fund, L.P.	25,000,000	25,387,500	3.48
Capstone Vol (Offshore) Limited	25,000,000	25,085,367	3.44
CNH CA Institutional Fund, L.P.	20,589,231	26,226,807	3.59
Cornwall Domestic LP	20,000,000	18,653,174	2.56
Davidson Kempner Partners	75,543,694	104,408,848	14.31
Farallon Capital Offshore Investors, Inc.	98,172,893	112,228,641	15.38
FFIP, L.P.	71,630,000	112,449,194	15.41
GMO Mean Reversion Fund (Onshore)	40,692,369	34,974,258	4.79
Luxor Capital Partners, LP	40,000,000	40,290,038	5.52
Oceanwood Global Opportunities Fund LP	85,000,000	100,273,031	13.74
Parsec Trading Corp.	64,555,466	62,407,642	8.55
Sowood Alpha Fund LP [1]	1,625,301	974,149	0.13
Total Portfolio Funds	613,640,187	709,408,910	97.21

Cash Equivalent
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%[3] (Shares 102,485,838)	102,485,838	102,485,838	14.04
Total Portfolio Funds and Cash Equivalent	$716,126,025	$811,894,748	111.25%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $729,778,845.

3 Rate disclosed is the 7-day effective yield as of 4/30/12.

The aggregate cost of investments for tax purposes was $762,053,304. Net unrealized appreciation on investments for tax purposes was $49,841,444 consisting of $67,808,774 of gross unrealized appreciation and $17,967,330 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.21% of Members’ Capital, have been fair valued

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

April 30, 2012

(unaudited)

			% of
			Members'
	Cost	Value	Capital [1]
Portfolio Funds
AG Mortgage Value Partners, L.P.	$58,987,029	$75,193,314	14.84%
Anchorage Capital Partners, L.P.	65,000,000	84,345,325	16.64
Aurelius Capital Partners, LP	55,500,000	80,257,796	15.84
Centerbridge Credit Partners, L.P.	43,250,000	48,712,388	9.61
Davidson Kempner Distressed Opportunities Fund LP	36,411,206	43,546,619	8.59
King Street Capital, L.P.	48,932,817	78,098,045	15.41
One East Partners, L.P.	4,003,126	2,492,780	0.49
Silver Point Capital Fund, L.P.	4,167,122	6,071,010	1.20
Watershed Capital Partners, L.P.	59,050,000	70,004,663	13.81
Total Portfolio Funds	375,301,300	488,721,940	96.43

Cash Equivalent
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%[3] (Shares 12,278,746)	12,278,746	12,278,746	2.42
Total Portfolio Funds and Cash Equivalent	$387,580,046	$501,000,686	98.85%

1 Percentages are based on Members’ Capital of $506,817,147.

2 Rate disclosed is the 7-day effective yield as of 4/30/12.

The aggregate cost of investments for tax purposes was $453,487,262. Net unrealized appreciation on investments for tax purposes was $47,513,424 consisting of $50,404,935 of gross unrealized appreciation and $2,891,511 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.43% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

April 30, 2012

(unaudited)

			% of
			Members'
	Cost	Value	Capital [2]
Portfolio Funds
Brookside Capital Partners Fund II, L.P.	$43,494,546	$42,237,662	4.37%
Cadian Fund LP	53,862,943	80,156,040	8.29
CamCap Energy, L.P.	36,023,319	33,954,203	3.51
Conatus Capital Partners LP	30,138,429	37,448,472	3.88
Copper River Partners, L.P. [1]	542,124	185,257	0.02
Egerton Capital Partners, L.P.	50,000,000	52,422,676	5.42
GMO Tactical Opportunities Fund (Onshore)	33,753,495	35,052,125	3.63
Joho Partners, L.P.	84,124,988	106,424,383	11.01
Kriticos International Limited	36,311,398	32,948,166	3.41
Moon Capital Global Equity Fund, LP	50,115,010	50,568,760	5.23
MW European TOPS Fund	37,768,838	40,050,984	4.14
North River Partners, L.P.	45,629,729	47,628,931	4.93
Route One Fund I, L.P.	10,000,000	10,983,964	1.14
Samlyn Onshore Fund, LP	24,366,413	24,598,294	2.55
Sansar Capital Holdings, Ltd.	299,786	331,623	0.03
Spindrift Partners, L.P.	1,248,754	1,241,975	0.13
The Elkhorn Fund, LLC	38,549,893	41,301,035	4.27
Tiger Consumer Partners, L.P.	51,649,445	62,879,244	6.51
Turiya Fund LP	25,000,000	25,013,251	2.59
Viking Global Equities LP	56,605,934	117,764,431	12.19
Total Portfolio Funds	709,485,044	843,191,476	87.25

Cash Equivalent
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%[3] (Shares 13,401,536)	13,401,536	13,401,536	1.39
Total Portfolio Funds and Cash Equivalent	$722,886,580	$856,593,012	88.64%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $966,356,095.

3 Rate disclosed is the 7-day effective yield as of 4/30/12.

The aggregate cost of investments for tax purposes was $781,035,725. Net unrealized appreciation on investments for tax purposes was $75,557,286 consisting of $100,112,699 of gross unrealized appreciation and $24,555,413 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 87.25% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Statistical Arbitrage	$-	$21,429,472	$-	$21,429,472
Convertible Arbitrage	-	26,226,807	-	26,226,807
Event Driven Arbitrage	-	140,563,069	217,611,638	358,174,707
Fixed Income Arbitrage	-	62,407,642	112,449,194	174,856,836
Multi-Strategy/GTAA	-	34,974,258	-	34,974,258
Global Macro	-	24,620,789	-	24,620,789
Long/Short Credit	-	25,387,500	-	25,387,500
Volatility Arbitrage	-	25,085,367	-	25,085,367
Event Driven Arbitrage – Special Situations	-	18,653,174	-	18,653,174
Cash Equivalent	102,485,838	-	-	102,485,838
Total Investments	$102,485,838	$379,348,078	$330,060,832	$811,894,748

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$-	$75,193,314	$170,827,460	$246,020,774
Distressed - Variable Biased	-	-	242,701,166	242,701,166
Cash Equivalent	12,278,746	-	-	12,278,746
Total Investments	$12,278,746	$75,193,314	$413,528,626	$501,000,686

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$-	$110,508,175	$80,156,040	$190,664,215
Equity Hedged - Generalist	-	119,737,118	376,654,118	496,391,236
Directional Equity	-	86,376,879	1,573,598	87,950,477
Short-Biased Equity	-	68,000,291	185,257	68,185,548
Cash Equivalent	13,401,536	-	-	13,401,536
Total Investments	$13,401,536	$384,622,463	$458,569,013	$856,593,012

During the period February 1, 2012 through April 30, 2012 there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending April 30, 2012.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven	Fixed Income
	Arbitrage	Arbitrage	Total
Beginning Balance as of 1/31/12	$201,320,341	$98,506,438	$299,826,779
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/ (Depreciation)	6,291,297	3,942,756	10,234,053
Purchases	10,000,000	10,000,000	20,000,000
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance as of 04/30/12	$217,611,638	$112,449,194	$330,060,832

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long	Distressed -
	Biased	Variable Biased	Total
Beginning Balance as of 1/31/12	$97,431,487	$234,604,570	$332,036,057
Realized Gain/(Loss)	(24,225)	-	(24,225)
Change in Unrealized Appreciation/ (Depreciation)	5,733,113	8,096,596	13,829,709
Purchases	-	-	-
Sales	(392,001)	-	(392,001)
Transfers into Level 3	68,079,086	-	68,079,086
Transfers out of Level 3	-	-	-
Ending Balance as of 04/30/12	$170,827,460	$242,701,166	$413,528,626

Aetos Capital Long/Short Strategies Fund, LLC

	Equity Hedged -	Equity Hedged -		Short-Biased
	Sector Specialist	Generalist	Directional Equity	Equity	Total
Beginning Balance as of 1/31/12	$87,379,056	$412,513,239	$1,583,762	$33,439,235	$534,915,292
Realized Gain/(Loss)	3,862,943	728,233	(1,596)	-	4,589,580
Change in Unrealized Appreciation/ (Depreciation)	(1,085,959)	11,701,174	58,462	-	10,673,677
Purchases	-	25,000,000	14,583	-	25,014,583
Sales	(10,000,000)	(13,610,782)	(81,613)	-	(23,692,395)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	(59,677,746)	-	(33,253,978)	(92,931,724)
Ending Balance as of 04/30/12	$80,156,040	$376,654,118	$1,573,598	$185,257	$458,569,013

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at April 30, 2012 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven	Fixed Income
	Arbitrage	Arbitrage	Total
Change in unrealized appreciation	$6,291,297	$3,942,756	$10,234,053

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long	Distressed -
	Biased	Variable Biased	Total
Change in unrealized appreciation	$5,683,942	$8,096,596	$13,780,538

Aetos Capital Long/Short Strategies Fund, LLC

	Equity Hedged -	Equity Hedged -		Short-Biased
	Sector Specialist	Generalist	Directional Equity	Equity	Total
Change in unrealized appreciation	$1,714,488	$12,647,280	$53,424	$-	$14,415,192

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 26, 2012

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 26, 2012

*       Print the name and title of each signing officer under his or her signature.